Document and Entity Information	Jul. 03, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000820318
Document Type	8-K
Document Period End Date	Jul. 03, 2023
Entity Registrant Name	Coherent Corp.
Entity Incorporation State Country Code	PA
Entity File Number	001-39375
Entity Tax Identification Number	25-1214948
Entity Address, Address Line One	375 Saxonburg Boulevard
Entity Address, City or Town	Saxonburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	16056
City Area Code	(724)
Local Phone Number	352-4455
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	COHR
Security Exchange Name	NYSE
Series A Mandatory Convertible Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series A Mandatory Convertible Preferred Stock, no par value
Trading Symbol	IIVI
Security Exchange Name	NYSE